UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2002

Check here if Amendment [   ]; Amendment Number:_____
This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Provident Trust Company
Address:    N27 W23957 Paul Road
            Pewaukee, Wisconsin  53072

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:       James Scott Harkness
Title:      President
Phone:      (262) 523-7560
Signature, Place, and Date of Signing:

 /s/ James Scott Harkness     Pewaukee, Wisconsin   August 7, 2002
---------------------------  ---------------------  --------------
      (Signature)                 (City/State)         (Date)

Report Type (Check only one.):

[ X ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      133

Form 13F Information Table Value Total: $352,160 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.



PROVIDENT TRUST COMPANY
SEC # 801-58213
June 30, 2002

                                                     Type   Market                           Voting Authority
                                                      of    Value              Invstmt Otr
Security                                     Cusip   Class (x 1,000)  Shares   Dscrtn  Mgrs   Sole    Shrd None
----------------------------------	    -------  ----- ---------  ------   ------  ----   ------- ---- ----
3M COMPANY                                 88579Y101  Com         37       300  Sole              300
ABBOTT LABS                                002824100  Com        296     7,862  Sole            7,862
ACTUANT CORPORATION                        00508x203  Com        130     3,140  Sole            3,140
AFLAC INC.                                 001055102  Com        285     8,900  Sole            8,900
AMERICAN INTL GROUP                        026874107  Com      2,212    32,423  Sole           32,423
AON CORP.                                  037389103  Com         88     3,000  Sole            3,000
APACHE CORP.                               037411105  Com          6       110  Sole              110
APW LTD.                                   G04397108  Com          0    12,250  Sole           12,250
ATLAS MINERALS INC.                        049267305  Com          0        82  Sole               82
BANK NEW YORK INC.                         064057102  Com         20       600  Sole              600
BANK ONE CORP.                             06423a103  Com        425    11,042  Sole           11,042
BAXTER INTL INC.                           071813109  Com         59     1,336  Sole            1,336
BED BATH & BEYOND INC.                     075896100  Com     19,343   512,545  Sole          512,545
BELLSOUTH CORP.                            079860102  Com         16       515  Sole              515
BERKSHIRE HATHAWAY INC. CL B               084670207  Com         22        10  Sole               10
BISYS GROUP INC.                           055472104  Com     26,094   783,597  Sole          783,597
BJS WHOLESALE CLUB INC.                    05548J106  Com        116     3,000  Sole            3,000
BP PLC ADR                                 055622104  Com        230     4,558  Sole            4,558
BRINKER INTERNATIONAL INC.                 109641100  Com     10,803   340,250  Sole          340,250
BRISTOL MYERS SQUIBB                       110122108  Com        126     4,910  Sole            4,910
CARDINAL HEALTH INC.                       14149Y108  Com      1,457    23,724  Sole           23,724
CHEVRONTEXACO                              166764100  Com        131     1,481  Sole            1,481
CHUBB CORP.                                171232101  Com         42       600  Sole              600
CISCO SYS INC.                             17275r102  Com     12,665   907,917  Sole          907,917
CITIGROUP INC.                             172967101  Com        137     3,537  Sole            3,537
COCA COLA CO.                              191216100  Com        291     5,190  Sole            5,190
CV THERAPEUTICS INC.                       126667104  Com          6       299  Sole              299
DANAHER CORP.                              235851102  Com        146     2,200  Sole            2,200
DELL COMPUTER CORP.                        247025109  Com          4       165  Sole              165
DEVRY INC.                                 251893103  Com     18,832   824,530  Sole          824,530
DISNEY WALT CO.                            254687106  Com         49     2,574  Sole            2,574
DOLLAR GEN CORP.                           256669102  Com     26,804 1,408,532  Sole        1,408,532
DOVER CORP.                                260003108  Com        175     5,000  Sole            5,000
DU PONT E I DE NEMOURS                     263534109  Com        117     2,626  Sole            2,626
EBAY INC.                                  278642103  Com          6       100  Sole              100
ELI LILLY AND COMPANY                      532457108  Com         24       417  Sole              417
ENRON CAPITAL TRUST PREFERRED SEC 8.30%    29357N206  Pfd          1       800  Sole              800
EXPEDIA INC. WARRANTS EXP 2/4/09           302125125  Wrt          0         9  Sole                9
EXPRESS SCRIPTS INC. CL A                  302182100  Com     28,494   568,627  Sole          568,627
EXXON MOBIL CORP.                          30231G102  Com        378     9,244  Sole            9,244
FAMILY DOLLAR STORES                       307000109  Com          0         5  Sole                5
FASTENAL CO.                               311900104  Com        668    17,356  Sole           17,356
FEDERAL NATL MTG ASSN.                     313586109  Com        197     2,675  Sole            2,675
FIFTH THIRD BANCORP                        316773100  Com     28,740   431,214  Sole          431,214
FISERV INC.                                337738108  Com     23,673   644,874  Sole          644,874
FLEETBOSTON FINL CORP.                     339030108  Com         14       423  Sole              423
FPL GROUP INC.                             302571104  Com         30       500  Sole              500
FREDDIE MAC                                313400301  Com         42       690  Sole              690
FUJISAWA PHARMACEUTICAL                    J15162118  Com         42     1,835  Sole            1,835
GALLAGHER ARTHUR J &CO.                    363576109  Com          5       144  Sole              144
GANNETT INC.                               364730101  Com         91     1,200  Sole            1,200
GENERAL ELEC CO.                           369604103  Com        683    23,516  Sole           23,516
GLOBAL CROSSING LTD.                       G3921A100  Com          0     1,000  Sole            1,000
HARLEY-DAVIDSON                            412822108  Com      1,993    38,876  Sole           38,876
HEALTH MGMT ASSOC INC. CL A                421933102  Com     18,596   922,865  Sole          922,865
HEWLETT PACKARD CO.                        428236103  Com         29     1,897  Sole            1,897
HOME DEPOT INC.                            437076102  Com        278     7,567  Sole            7,567
HOUSEHOLD INTL INC.                        441815107  Com      1,701    34,235  Sole           34,235
INTEL CORP.                                458140100  Com        169     9,230  Sole            9,230
INTERNATIONAL BUS MACH                     459200101  Com         40       552  Sole              552
INTERPUBLIC GRP COS INC.                   460690100  Com         50     2,033  Sole            2,033
INTUIT                                     461202103  Com     11,945   240,245  Sole          240,245
J D S UNIPHASE CORP.                       46612j101  Com          0       100  Sole              100
JOHNSON & JOHNSON                          478160104  Com        297     5,686  Sole            5,686
JOHNSON CONTROLS                           478366107  Com         18       224  Sole              224
KIMBERLY CLARK CORP.                       494368103  Com         81     1,300  Sole            1,300
KOHLS CORPORATION                          500255104  Com         26       375  Sole              375
LATTICE SEMICONDUCTOR CORP.                518415104  Com         10     1,200  Sole            1,200
LOWE'S COS. INC.                           548661107  Com          9       200  Sole              200
M B I A INC.                               55262C100  Com        170     3,000  Sole            3,000
M B N A CORP.                              55262L100  Com        163     4,939  Sole            4,939
MACDERMID INC.                             554273102  Com         77     3,600  Sole            3,600
MARSHALL & ILSLEY CORP.                    571834100  Com      3,164   102,280  Sole          102,280
MATEX INC.                                 576990004  Com         53    15,644  Sole           15,644
MCGRAW HILL COMPANIES INC.                 580645109  Com         20       340  Sole              340
MEDTRONIC INC.                             585055106  Com      1,314    30,659  Sole           30,659
MELLON FINL CORP.                          58551A108  Com          3       102  Sole              102
MERCK & CO. INC.                           589331107  Com        309     6,101  Sole            6,101
MERCURY GENERAL CORP. NEW                  589400100  Com        475     9,792  Sole            9,792
METRO AIRLINES INC.                        591905203  Com          0        11  Sole               11
MGIC INVT CORP WIS                         552848103  Com     23,799   351,016  Sole          351,016
MICROSOFT CORP.                            594918104  Com        333     6,090  Sole            6,090
MOLEX INC CL A                             608554200  Com        107     3,885  Sole            3,885
NASDAQ 100 TR UNIT SER 1                   631100104  Com          8       300  Sole              300
NEUROCRINE BIOSCIENCES                     641256109  Com         10       332  Sole              332
NOKIA CORP SPONSORED ADR                   654902204  Com          7       500  Sole              500
NORSTAN, INC.                              656535101  Com          3       688  Sole              688
NORSTAR GROUP INC.                         656541208  Com          0     2,000  Sole            2,000
NORTEL NETWORKS CORP. (NEW)                656568102  Com          2     1,203  Sole            1,203
NORTHERN TR CORP.                          665859104  Com        185     4,200  Sole            4,200
OSMONICS INC.                              688350107  Com          5       300  Sole              300
PEPSICO INC.                               713448108  Com        227     4,718  Sole            4,718
PF CHANGS CHINA BISTRO                     69333Y108  Com          2        67  Sole               67
PFIZER INC.                                717081103  Com        507    14,473  Sole           14,473
PHILIP MORRIS COMPANIES INC.               718154107  Com         45     1,034  Sole            1,034
PLEXUS CORP.                               729132100  Com         33     1,800  Sole            1,800
PRINCIPAL FINANCIAL GROUP, INC.            74251v102  Com          4       116  Sole              116
PROGRESSIVE CORP. OHIO                     743315103  Com         25       435  Sole              435
PROTECTIVE LIFE CORP.                      743674103  Com        200     6,056  Sole            6,056
PROVINCE HEALTHCARE CO.                    743977100  Com        101     4,497  Sole            4,497
RAYTHEON CO. EQUITY SEC UNITS              755111606  Pfd         33       500  Sole              500
ROBERT HALF INTL INC.                      770323103  Com        151     6,488  Sole            6,488
ROYAL DUTCH PETROLEUM NY REGISTRY PAR 1.25 780257804  Com        803    14,521  Sole           14,521
SAMARITAN PHARMACEUTICALS                  79586Q108  Com          0       300  Sole              300
SBC COMMUNICATIONS INC.                    78387G103  Com        108     3,544  Sole            3,544
SCHLUMBERGER LTD.                          806857108  Com         28       600  Sole              600
SCHWAB CHARLES CP NEW                      808513105  Com      1,304   116,405  Sole          116,405
SENSIENT TECHNOLOGIES CORP.                81725t100  Com        130     5,714  Sole            5,714
SOUTHWEST AIRLINES CO.                     844741108  Com         10       604  Sole              604
STANDARD & POORS DEP RCPTS SBI             78462F103  Com         35       350  Sole              350
STRYKER CORP.                              863667101  Com        534     9,980  Sole            9,980
SUNGARD DATA SYS INC.                      867363103  Com     18,359   693,308  Sole          693,308
SUNRISE TECHNOLOGIES INTL INC.             86769L103  Com          0     1,000  Sole            1,000
SYSCO CORP.                                871829107  Com        105     3,850  Sole            3,850
TARGET CORP.                               87612E106  Com        962    25,255  Sole           25,255
TOLL BROTHERS INC.                         889478103  Com     27,327   932,654  Sole          932,654
TRI CONTL CORP CLOSED END FUND             895436103 MutFd        30     1,834  Sole            1,834
TRIBUNE CO NEW                             896047107  Com         44     1,000  Sole            1,000
UNITED HEALTH GROUP INC.                   91324p102  Com         98     1,070  Sole            1,070
UNITED PARCEL SERVICE INC.                 911312106  Com      1,782    28,860  Sole           28,860
UNITED RENTALS INC.                        911363109  Com         20       900  Sole              900
UNIVERSAL COMMUNICATIONS SVCS INC.         913427100  Com          0       250  Sole              250
UNIVERSAL HLTH SVCS CL B                   913903100  Com     25,439   519,162  Sole          519,162
VERISIGN INC.                              92343E102  Com         20     2,840  Sole            2,840
VERIZON COMMUNICATIONS                     92343V104  Com        241     5,991  Sole            5,991
VIACOM INC. CL B                           925524308  Com          6       138  Sole              138
VODAFONE GROUP PLC SPONSORED ADR           92857t107  Com          8       600  Sole              600
WAL MART STORES INC.                       931142103  Com         47       848  Sole              848
WALGREEN CO.                               931422109  Com      2,010    52,044  Sole           52,044
WASHINGTON MUTUAL INC.                     939322103  Com         67     1,800  Sole            1,800
WATERS CORP.                               941848103  Com      1,482    55,510  Sole           55,510
WELLS FARGO & CO. NEW                      949746101  Com         30       600  Sole              600
WYETH                                      983024100  Com        102     2,000  Sole            2,000
                                                             352,160